Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes

15. Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company, Fast Horse Inc and WLM Kids Inc. are not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the BVI, QD Technologies Limited, and Bloomgoods Limited are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

QD Data Limited, Qufenqi HK, Bloomgoods (HK) Limited, Qu Plus Plus (HK) Limited, Qudian Fresh (HK) Limited, Qudian Daily Food (HK) Limited are incorporated in Hong Kong and are subject to Hong Kong profits tax of 16.5% on their activities conducted in Hong Kong.

Australia

LAST MILE EXPRESS, F&H EXPRESS PTY and Fast Horse Rental Pty Ltd are incorporated in Australia and are subject to a federal tax rate of 30% on their taxable income.

PRC

The Company’s subsidiaries, VIEs and subsidiaries of the VIEs domiciled in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008 except for the following entity which is eligible for a preferential tax rate.

Dividends, interest, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

15. Income taxes - continued

In accordance with the disaggregation requirements of ASU 2023-09 adopted by the Company, income before income tax expense for the year ended December 31, 2025, is attributable to the following geographic locations:

	For the years ended December 31, 2025
	RMB	US$
PRC	466,207,421	66,666,775
Cayman	418,226,619	59,805,611
Others	(145,132,065)	(20,753,611)
Total	739,301,975	105,718,775

For the years ended December 31, 2023 and 2024, which represent periods prior to the adoption of ASU 2023-09, the current and deferred components of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	For the years ended December 31,
	2023	2024
	RMB	RMB
Current income tax expense	64,458,408	65,805,623
Deferred income tax benefit	(2,117,892)	—
Total income tax expense	62,340,516	65,805,623

For the year ended December 31, 2025, following the adoption of ASU 2023-09 on a prospective basis, the current and deferred components of income tax expenses, disaggregated by jurisdiction, are as follows:

	For the years ended December 31, 2025
	RMB	US$
Current income tax expense:
PRC	24,067,270	3,441,573
Hong Kong	5,673,334	811,276
United States	834,699	119,360
Australia	93,526	13,374
United Kingdom	5,750	822
Total current tax expense	30,674,579	4,386,405

Deferred income tax expense	—	—

Total income tax expense:
PRC	24,067,270	3,441,573
Hong Kong	5,673,334	811,276
United States	834,699	119,360
Australia	93,526	13,374
United Kingdom	5,750	822
Total income tax expense	30,674,579	4,386,405

15. Income taxes - continued

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets:
Allowance for finance lease receivable	1,613,414	1,756,839	251,225
Allowance for other current assets	19,387,060	27,884,637	3,987,450
Impairment loss from long-lived assets	385,314	385,314	55,099
Guarantee liabilities	47,762	47,762	6,830
Share-based compensation	34,309,231	32,900,502	4,704,709
Fair value change on investments	105,192,397	108,338,541	15,492,205
Fair value change on financial assets	839,617	23,703,239	3,389,518
Lease liabilities	11,008,553	1,242,650	177,697
Advertising cost	23,027,357	24,007,530	3,433,031
Net operating loss carry forwards	609,993,234	403,082,914	57,640,090
Total deferred tax assets	805,803,939	623,349,928	89,137,854
Less: valuation allowance	(759,896,561)	(606,307,862)	(86,700,870)
Total deferred tax assets, net of valuation allowance	45,907,378	17,042,066	2,436,984
Net off against deferred tax liabilities	(45,907,378)	(17,042,066)	(2,436,984)
Net deferred tax assets	—	—	—
Deferred tax liabilities:
Right-of-use assets	11,113,077	629,683	90,044
Fair value change on financial assets	34,794,301	16,412,383	2,346,940
Total deferred tax liabilities	45,907,378	17,042,066	2,436,984
Net off against deferred tax assets	(45,907,378)	(17,042,066)	(2,436,984)
Net deferred tax liabilities	—	—	—

15. Income taxes - continued

The Company operates through its subsidiaries, VIEs and subsidiaries of the VIEs and valuation allowance is considered on an individual entity basis. The Company recorded full valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss and/or are not forecasting profits in the near future as of December 31, 2024 and 2025. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. The changes related to valuation allowance were as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Balance at beginning of the year	(1,008,969,418)	(759,896,561)	(108,663,763)
Additions	(85,036,821)	(65,445,776)	(9,358,620)
Reversals	334,109,678	219,034,475	31,321,513
Balance at end of the year	(759,896,561)	(606,307,862)	(86,700,870)

As of December 31, 2024 and 2025, the Company had net operating loss (the “NOL”) of RMB 2,836 million and RMB 2,389 million (US$ 342 million), mainly from its PRC, Hong Kong and Australian subsidiaries, which can be carried forward to offset future taxable income. The PRC subsidiaries’ net operating losses will expire from the years 2026 to 2030 if not utilized. Net operating losses from Hong Kong and Australian subsidiaries can be carried forward with no expiration date.

The reconciliation of taxes at the PRC statutory rate to our provision for income taxes for the years ended December 31, 2024 and 2023 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	For the years ended December 31,
	2023	2024
	RMB	RMB
Income before income tax	101,474,055	157,537,018
PRC statutory income tax rate	25%	25%
Income tax expense at PRC statutory income tax rate	25,368,514	39,384,255
Effect of different tax rates	(25,070,403)	(97,962,122)
Tax exempted income	(198,231)	(113,208,078)
Outside basis difference	(215,985,749)	—
Expenses not deductible for tax purposes	36,882,867	13,122,045
Adjustment on current income tax of the previous periods	(18,394,143)	—
Non-deductible guarantee liability:	93,833,446	—
Write-off of NOL and others	252,778,471	450,292,380
Withholding income tax	4,427,205	23,250,000
Changes in valuation allowance	(91,301,461)	(249,072,857)
Income tax expenses	62,340,516	65,805,623
Effective tax rate	61.4%	41.8%

15. Income taxes - continued

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, the reconciliation of taxes at the PRC statutory rate to our provision for income taxes for the year ended December 31, 2025 was as follows (in RMB, except for percentages):

	For the years ended December 31, 2025
	Amount	Percent
	RMB	%
Income/(loss) before income tax	739,301,975	100.0%
PRC statutory income tax rate	25.0%	—
Computed income tax expense with PRC statutory income tax rate	184,825,494	25.0%

Domestic tax effects
Tax exempted income	(10,955,971)	(1.5)%
Write-off of NOL	22,301,473	3.0%
Changes in valuation allowance	(112,048,066)	(15.2)%
Other	7,315,121	1.0%

Foreign tax effects
Hong Kong
Statutory tax rate difference between Hong Kong and PRC	10,150,643	1.4%
Tax exempted income	(1,966,394)	(0.3)%
Changes in valuation allowance	22,856,618	3.1%
Other	5,632,510	0.8%
Cayman
Statutory tax rate difference between Cayman and PRC	(104,556,655)	(14.1)%
Other foreign jurisdictions	7,119,806	1.0%

Total	30,674,579	4.1%

As of December 31, 2025, the Company intends to permanently reinvest partial of the undistributed earnings from foreign subsidiaries to fund future operations. As of December 31, 2025, the total amount of undistributed earnings from its PRC subsidiaries as well as VIEs is RMB 11,514 million (US$ 1,646 million). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Income taxes paid, disaggregated by jurisdiction for the year ended December 31, 2025, are as follows:

	For the years ended December 31, 2025
	RMB	US$
Hong Kong	5,631,579	805,305
Others* (PRC, US)	160,420	22,940
Total	5,791,999	828,245

* It represents the total amount of all other tax jurisdictions where the income taxes paid is less that 5% of the total.

15. Income taxes - continued

Unrecognized Tax Benefit

As of December 31, 2024 and 2025, the Company recorded an unrecognized tax benefit of RMB nil and RMB nil (US$ nil) respectively. As of December 31, 2025, unrecognized tax benefits of RMB nil (US$ nil), if ultimately recognized, will impact the effective tax rate.

As of December 31, 2024 and 2025, the Company did not record any interest expense and penalty accrued in relation to the unrecognized tax benefit in income tax expense.

In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, as of December 31, 2025, the tax years ended December 31, 2020 through the period ended as of December 31, 2025 reporting date for the Company’s PRC subsidiaries remain open to examination by the PRC tax authorities. For the non-PRC entities, the tax years ended December 31, 2019, through period ended December 31, 2025 remain open to examination by tax authorities.